Fair Value (Details) - Schedule of reconciliation of the fair values - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 05, 2021	Dec. 31, 2021	Jun. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance			$ 13,398,000	$ 14,131,000	$ 13,398,000	$ 13,398,000
Payments on Convertible Notes	$ (3,300,000)		(7,697,727)	(1,827,273)	(15,172,727)
Change in fair value reported in the statements of operations	1,433,000		1,991,272	961,273	2,030,904
Change in fair value reported in other comprehensive income	(101,000)		$ 13,000	133,000	(70,000)
Gain on extinguishment of debt reported on the statement of operations					(186,177)	2,234,730
Ending balance				$ 13,398,000			$ 14,131,000
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 17,305,000	18,000,000
Payments on Convertible Notes
Change in fair value reported in the statements of operations		(665,000)
Change in fair value reported in other comprehensive income		(30,000)
Ending balance		$ 17,305,000			$ 18,000,000	$ 17,305,000